Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

18. SEGMENT INFORMATION

The Company designs, develops and markets high performance, low-power semiconductor products for the multimedia consumer electronics market. The Company currently operates as one reportable segment. The chief operating decision maker is the Chief Executive Officer.

Net sales by categories:

	Year Ended December 31
Product	2009	2010	2011
	NT$	NT$	NT$	US$ (Note 3)

Mobile Storage	1,802,982	2,911,576	4,513,670	149,114
Mobile Communications	727,798	780,012	1,665,284	55,014
Multimedia SoCs	350,822	444,366	398,524	13,166
Other products	11,628	41,296	25,946	857

	2,893,230	4,177,250	6,603,424	218,151

Net sales by geographic area are presented based upon the customer's bill-to location:

	Year Ended December 31
Country	2009	2010	2011
	NT$	NT$	NT$	US$ (Note 3)
Taiwan	1,044,315	1,585,134	1,806,379	59,676
United States	211,894	433,800	754,101	24,912
Japan	40,917	73,648	81,789	2,702
Korea	927,870	946,053	2,319,058	76,612
China	474,470	949,274	1,445,743	47,762
Others	193,764	189,341	196,354	6,487

	2,893,230	4,177,250	6,603,424	218,151

Long-lived assets (property and equipment, net) by geographic area were as follows:

	December 31
Country	2009	2010	2011
	NT$	NT$	NT$	US$ (Note 3)

Taiwan	592,933	553,875	524,358	17,323
United States	5,934	2,951	2,758	91
Korea	30,690	59,785	90,246	2,981
China	143,661	126,417	131,389	4,341

	773,218	743,028	748,751	24,736